WARRANTS AND OPTIONS (Details Narrative) - USD ($)			1 Months Ended	3 Months Ended			9 Months Ended		12 Months Ended
	Feb. 18, 2025	Jan. 21, 2025	Feb. 28, 2025	Sep. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Feb. 13, 2025	Oct. 28, 2024
WarrantsAndOptionsLineItems [Line Items]
Proceeds from warrants exercise				$ 543,056
Option outstanding exercise price				$ 452,500			$ 452,500		$ 452,500	$ 452,500
Stock-based compensation expense				$ 0		$ 1,060	$ 0	$ 169,261	$ 169,614	$ 408,810
Placement Agent Warrants [Member]
WarrantsAndOptionsLineItems [Line Items]
Issuance of common stock and pre-funded warrants pursuant to private placement offering, shares	748,705
Vendor Pre Funded Warrants [Member]
WarrantsAndOptionsLineItems [Line Items]
Warrants exercise		2,068,965
Warrants to purchase				3,000,000			3,000,000
Share Price				$ 1.45			$ 1.45
Exercise price of warrants		$ 0.01
Vendor Pre Funded Warrants [Member] | Maximum [Member]
WarrantsAndOptionsLineItems [Line Items]
Beneficial ownership		9.99%
Pre-funded Warrants [Member]
WarrantsAndOptionsLineItems [Line Items]
Warrants exercise					454,614
Warrants to purchase											11,239,805
Issuance of common stock and pre-funded warrants pursuant to private placement offering, shares			33,970,485		33,970,485
Issuance of common stock pursuant to private placements, shares					3,182,375
Proceeds from warrants exercise							$ 543,056
Vendor Agreement [Member]
WarrantsAndOptionsLineItems [Line Items]
Professional fees		$ 3,000,000
Cash fee divided		$ 1.45
Securities Purchase Agreements [Member] | Placement Agent Warrants [Member]
WarrantsAndOptionsLineItems [Line Items]
Warrants exercise				454,614			454,614
Warrants to purchase	568,267
Exercise price of warrants	$ 0.759
Securities Purchase Agreements [Member] | Pre-funded Warrants [Member]
WarrantsAndOptionsLineItems [Line Items]
Warrants to purchase											11,239,805	482,187
Share Price											$ 0.6599	$ 4.995
Exercise price of warrants											$ 0.0001	$ 0.005